Investments in Associates and Joint Ventures - Summary of Details of Associates (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Korea Information & Technology Fund [member]
Disclosure of associates [line items]
Percentage of ownership	33.33%	33.30%
Location	Korea	Korea
Date of financial statements	December	December
KT-IBKC future investment fund [member]
Disclosure of associates [line items]
Percentage of ownership	50.00%	50.00%
Location	Korea	Korea
Date of financial statements	December	December
K Bank [member]
Disclosure of associates [line items]
Percentage of ownership	33.72%	34.00%
Location	Korea	Korea
Date of financial statements	December	December
Hyundai Robotics Co., Ltd. [member]
Disclosure of associates [line items]
Percentage of ownership	10.00%	10.00%
Location	Korea	Korea
Date of financial statements	December	December
KRealty CR REITs No one [Member]
Disclosure of associates [line items]
Percentage of ownership	30.10%	23.30%
Location	Korea	Korea
Date of financial statements	December	December